Other Disclosures - Events after the reporting period (Details) - Ordinary shares issuance shares in Millions	12 Months Ended
	Dec. 31, 2021 kr / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Option and warrants	1.0	1.0
Exercise price | (per share)	kr 0.01	$ 0.0015